SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
Summary of Stock Option Activity

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(USD/share)	(in years)	(RMB)
Balance as of December 31, 2018	8,453,372	3.34	5.80	152,447
Granted	—	—
Exercise	(3,378,060)	3.35
Forfeited	(520.024)	3.29
Balance as of December 31, 2019	4,555,288	3.34	4.73	73,353,508
Granted	—	—
Exercise	(3,750,540)	3.32
Forfeited	(88,000)	3.29
Balance as of December 31, 2020	716,748	3.46	4.25	58,835,911
Granted	—	—	—	—
Exercise	(105,200)	3.29	—	—
Forfeited	(264,012)	3.29	—	—
Balance as of December 31, 2021	347,536	3.65	3.84	17,372,963

Vested as of December 31, 2021	347,536	3.65	3.84	17,372,963
Vested and exercisable as of December 31, 2021	347,536	3.65	3.84	17,372,963

Schedule of Expense Allocation

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Costs of revenues	(771,464)	328,549	130,954
Selling expenses	3,424,973	461,567	130,954
General and administrative expenses	1,140,815	145,835	9,622,182
Research and development expenses	783,991	(13,083)	—
Total	4,578,315	922,868	9,884,090

Schedule of non vested restricted stock units

	Number of restricted shares	Weighted average grant
	outstanding	date fair value
		(RMB)
Unvested as of January 1, 2021	—	—
Granted	354,000	86.38
Vested	(35,400)	86.38
Unvested as of December 31, 2021	318,600	86.38